                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
 TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: JUNE 30, 1999
                                              ---------------
Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:     Hewlett-Packard Company
          -----------------------------------------------
Address:  3000 Hanover Street
          MS 20 BL
          Palo Alto CA 94304
          -----------------------------------------------

Form 13F File Number:  28-2187
                       -------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Cheryl Gorman
          ---------------------------------------------
Title:    Manager, Operations and Accounting
          ---------------------------------------------
Phone:    650-857-2248
          ---------------------------------------------

Signature, Place, and Date of Signing:

/s/ Cheryl Gorman        Palo Alto, CA                 22-DECEMBER-99
------------------------ ----------------------------- --------------
[Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-2187                      Hewlett-Packard Company
     ------------------           ------------------------
     [Repeat as necessary.]

                                                                         6/30/99

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      92

Form 13F Information Table  Value Total:     $714,768,976.45



List of Other Included Managers:

  No.  13F File Number             Name

                             FORM 13F
                REPORTING MANAGER: Hewlett-Packard Company           06/30/1999

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           ITEM 1     ITEM 2   ITEM 3    ITEM 4         ITEM 5              ITEM 6             ITEM 7             ITEM 8

     NAME OF ISSUER    TITLE    CUSIP      FAIR        SHARES OR   INVESTMENT DISCRETION        MANA-         VOTING AUTHORITY
                        OF     NUMBER    MARKET        PRINCIPAL                       SHARED    GERS
                       CLASS              VALUE         AMOUNT     SOLE     SHARED       OTHER          SOLE     SHARED      NONE
                                                                    (A)       (B)         (C)            (A)       (B)        (C)
------------------------------------------------------------------------------------------------------------------------------------
3COM CORP             COMMON   885535104   4136562.50  155000.00 155000.00                      HP    155000.00
ABBOTT LABORATORIES   COMMON   002824100   9982500.00  220000.00 220000.00                      HP    220000.00
ACTUATE SOFTWARE COR  COMMON   00508B102    396705.00   14970.00  14970.00                      HP     14970.00
ALCOA INC             COMMON   013817101   2475000.00   40000.00  40000.00                      HP     40000.00
ALLEGIANCE TELECOM I  COMMON   01747T102  12346875.00  225000.00 225000.00                      HP    225000.00
AMERICA ONLINE INC    COMMON   02364J104   5500000.00   50000.00  50000.00                      HP     50000.00
AMERICAN HOME PRODUC  COMMON   026609107   5737500.00  100000.00 100000.00                      HP    100000.00
AMERICAN INTERNATION  COMMON   026874107  23637482.75  201599.00 201599.00                      HP    201599.00
AMERICAN WATER WORKS  COMMON   030411102   4458750.00  145000.00 145000.00                      HP    145000.00
ASK JEEVES INC        COMMON   045174109     16800.00    1200.00   1200.00                      HP      1200.00
ASSOCIATES FIRST CAP  COMMON   046008108   7942500.00  180000.00 180000.00                      HP    180000.00
AT HOME CORP -SER A   COMMON   045919107    387055.50    7176.00   7176.00                      HP      7176.00
AVIS RENT A CAR INC   COMMON   053790101   4951250.00  170000.00 170000.00                      HP    170000.00
BANK OF AMERICA CORP  COMMON   060505104   9530626.47  130000.02 130000.02                      HP    130000.02
BANK OF NEW YORK CO   COMMON   064057102   9171875.00  250000.00 250000.00                      HP    250000.00
BARNES & NOBLE INC    COMMON   067774109   3695625.00  135000.00 135000.00                      HP    135000.00
BELL ATLANTIC CORP    COMMON   077853109  13728750.00  210000.00 210000.00                      HP    210000.00
BESTFOODS             COMMON   08658U101   7672500.00  155000.00 155000.00                      HP    155000.00
BETHLEHEM STL CORP    COMMON   087509105   1268437.50  165000.00 165000.00                      HP    165000.00
BROADCOM CORP - CL A  COMMON   111320107   4336875.00   30000.00  30000.00                      HP     30000.00
CANADIAN NATL RAILWA  COMMON   136375102   9045000.00  135000.00 135000.00                      HP    135000.00
CATERPILLAR INC       COMMON   149123101   7200000.00  120000.00 120000.00                      HP    120000.00
CBS CORPORATION       COMMON   12490K107   9583750.00  220000.00 220000.00                      HP    220000.00
CHASE MANHATTAN CORP  COMMON   16161A108   9082500.00  105000.00 105000.00                      HP    105000.00
CISCO SYSTEMS INC     COMMON   17275R102  23841875.00  370000.00 370000.00                      HP    370000.00
CITIGROUP INC         COMMON   172967101  10331249.86  217500.00 217500.00                      HP    217500.00
CLOROX CO             COMMON   189054109   3204375.00   30000.00  30000.00                      HP     30000.00
COMCAST CORP SPECIAL  COMMON   200300200   9225000.00  240000.00 240000.00                      HP    240000.00
COMPAQ COMPUTER CORP  COMMON   204493100   5329687.50  225000.00 225000.00                      HP    225000.00
COMPUWARE CORP        COMMON   205638109   4771875.00  150000.00 150000.00                      HP    150000.00
CONEXANT SYSTEMS INC  COMMON   207142100   9580312.50  165000.00 165000.00                      HP    165000.00
COSTCO COMPANIES INC  COMMON   22160Q102  15211875.00  190000.00 190000.00                      HP    190000.00
CVS CORP              COMMON   126650100   6090000.00  120000.00 120000.00                      HP    120000.00
DEERE & CO            COMMON   244199105   4506562.50  115000.00 115000.00                      HP    115000.00
DELL COMPUTER CORP    COMMON   247025109   7400000.00  200000.00 200000.00                      HP    200000.00
DELPHI AUTOMOTIVE SY  COMMON   247126105   4810000.00  260000.00 260000.00                      HP    260000.00
DRKOOP COM INC        COMMON   262098106    159375.00   10000.00  10000.00                      HP     10000.00
DU PONT (E.I.) DE NE  COMMON   263534109  10588437.50  155000.00 155000.00                      HP    155000.00
                                         ------------
     COLUMN TOTALS                       281335544.57

                                       FORM 13F                       06/30/1999
                  REPORTING MANAGER: Hewlett-Packard Company

E*TRADE GROUP INC        COMMON  269246104    4792500.00  120000.00  120000.00                HP   120000.00
ETOYS INC                COMMON  297862104    3260000.00   80000.00   80000.00                HP    80000.00
EXXON CORP               COMMON  302290101    8483750.00  110000.00  110000.00                HP   110000.00
FEDERAL NATL MORTGAG     COMMON  313586109    9555000.00  140000.00  140000.00                HP   140000.00
FEDERAL-MOGUL CORP       COMMON  313549107    5720000.00  110000.00  110000.00                HP   110000.00
FORD MOTOR COMPANY       COMMON  345370100    3104062.50   55000.00   55000.00                HP    55000.00
GENERAL ELECTRIC CO.     COMMON  369604103   27012650.00  239050.00  239050.00                HP   239050.00
GENESYS TELECOM LAB      COMMON  371931106     359325.00   14373.00   14373.00                HP    14373.00
GEORGIA PAC CORP         COMMON  373298108    1421250.00   30000.00   30000.00                HP    30000.00
GOLDMAN SACHS GROUP      COMMON  38141G104    2167500.00   30000.00   30000.00                HP    30000.00
HEINZ (H.J.) CO          COMMON  423074103    8270625.00  165000.00  165000.00                HP   165000.00
INKTOMI CORP             COMMON  457277101     198696.50    1511.00    1511.00                HP     1511.00
INTEL CORP               COMMON  458140100   12495000.00  210000.00  210000.00                HP   210000.00
INTL BUSINESS MACHIN     COMMON  459200101   21972500.00  170000.00  170000.00                HP   170000.00
INTUIT INC               COMMON  461202103    4731562.50   52500.00   52500.00                HP    52500.00
KANSAS CITY SOUTHERN     COMMON  485170104    6700312.50  105000.00  105000.00                HP   105000.00
KONINKLIJKE PHILIPS      COMMON  500472204    7727025.00   76600.00   76600.00                HP    76600.00
KROGER CO                COMMON  501044101    3631875.00  130000.00  130000.00                HP   130000.00
LILLY (ELI) & CO         COMMON  532457108    8236875.00  115000.00  115000.00                HP   115000.00
LUCENT TECHNOLOGIES      COMMON  549463107    2697500.00   40000.00   40000.00                HP    40000.00
MARRIOTT INTERNATION     COMMON  571903202    6353750.00  170000.00  170000.00                HP   170000.00
MCI WORLDCOM INC         COMMON  55268B106   12909375.00  150000.00  150000.00                HP   150000.00
MEDTRONIC INC            COMMON  585055106    3115000.00   40000.00   40000.00                HP    40000.00
MERCK & CO., INC         COMMON  589331107   19510625.00  265000.00  265000.00                HP   265000.00
MICROSOFT CORP           COMMON  594918104   23899687.50  265000.00  265000.00                HP   265000.00
MICROSOFT CORP           COMMON  594918203    4895938.13   48990.00   48990.00                HP    48990.00
MOBIL CORP               COMMON  607059102   14318750.00  145000.00  145000.00                HP   145000.00
MORGAN ST DEAN WITTE     COMMON  617446448    7183750.00   70000.00   70000.00                HP    70000.00
NETOPIA INC              COMMON  64114K104     306984.75   12858.00   12858.00                HP    12858.00
NISOURCE INC             COMMON  65473P105    6582187.50  255000.00  255000.00                HP   255000.00
NORTHERN TRUST CORP      COMMON  665859104    9700000.00  100000.00  100000.00                HP   100000.00
NOVELLUS SYSTEMS INC     COMMON  670008101    3412500.00   50000.00   50000.00                HP    50000.00
PROCTER & GAMBLE CO      COMMON  742718109    8032500.00   90000.00   90000.00                HP    90000.00
QUALCOMM INC             COMMON  747525103    8610000.00   60000.00   60000.00                HP    60000.00
SAFEWAY INC              COMMON  786514208   13860000.00  280000.00  280000.00                HP   280000.00
SBC COMMUNICATIONS I     COMMON  78387G103   12470000.00  215000.00  215000.00                HP   215000.00
SCHERING-PLOUGH CORP     COMMON  806605101   11812500.00  225000.00  225000.00                HP   225000.00
SCHLUMBERGER LTD         COMMON  806857108    5095000.00   80000.00   80000.00                HP    80000.00
                                            ------------
   COLUMN TOTALS                            314606556.88

                                      FORM 13F                        06/30/1999
                  REPORTING MANAGER: Hewlett-Packard Company

SCHWAB (CHARLES) COR    COMMON   808513105     6540000.00   60000.00    60000.00               HP      60000.00
SECURITY CAP GROUP I    COMMON   81413P204     1092187.50   75000.00    75000.00               HP      75000.00
SMART MODULAR TECHNO    COMMON   831690102     2432500.00  140000.00   140000.00               HP     140000.00
SOUTHWEST AIRLINES      COMMON   844741108     4824375.00  155000.00   155000.00               HP     155000.00
TEXACO INC              COMMON   881694103     4366250.00   70000.00    70000.00               HP      70000.00
TEXAS INSTRUMENTS IN    COMMON   882508104     9360000.00   65000.00    65000.00               HP      65000.00
TIME WARNER INC         COMMON   887315109    15251250.00  210000.00   210000.00               HP     210000.00
UAL CORP                COMMON   902549500     4200625.00   65000.00    65000.00               HP      65000.00
UNITED TECHNOLOGIES     COMMON   913017109     4320000.00   60000.00    60000.00               HP      60000.00
USX - U.S. STEEL GRO    COMMON   90337T101     8775000.00  325000.00   325000.00               HP     325000.00
WAL-MART STORES INC     COMMON   931142103    16887500.00  350000.00   350000.00               HP     350000.00
WARNER- LAMBERT CO      COMMON   934488107     6221250.00   90000.00    90000.00               HP      90000.00
WELLS FARGO COMPANY     COMMON   949746101    17527500.00  410000.00   410000.00               HP     410000.00
WESTPOINT STEVENS IN    COMMON   961238102     8645625.00  290000.00   290000.00               HP     290000.00
WILLIAMS COS INC        COMMON   969457100     7022812.00  165000.00   165000.00               HP     165000.00
WIT CAP GROUP INC       COMMON   97737K309     1360000.00   40000.00    40000.00               HP      40000.00
                                             ------------
COLUMN TOTALS                                118826875.00
                                             ============
GRAND TOTALS                                 714768976.45